Principal Activities and Reorganization (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Principal Subsidaries, Consolidated VIE and Subsidiaries of VIE
As of December 31, 2022 the Company’s principal subsidiaries, consolidated VIE and subsidiaries of VIE are as follows:

Principal Subsidiaries	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Smart Choice Ventures Limited (“Smart Choice”)	January 14, 2015	British Virgin Islands	100%	Investment holding
Hong Kong Smart Choice Ventures Limited (“HK Smart Choice”)	February 18, 2015	Hong Kong	100%	Investment holding
Huize Hong Kong Insurance Broker Limited	May 5, 2021	Hong Kong	100%	Insurance brokerage service
Zhixuan International Management Consulting (Shenzhen) Co., Ltd.	June 9, 2015	PRC	100%	Investment and investment consulting service
VIE
Shenzhen Huiye Tianze Investment Holding Co., Ltd (“Huiye Tianze”)	October 30, 2014	PRC	100%	Investment and investment consulting service
VIE’s Principal Subsidiaries
Huize Insurance Brokerage Co., Ltd. (“Huize Insurance Brokerage”)	October 14, 2011	PRC	100%	Insurance brokerage service
Shenzhen Huize Shidai Co., Ltd. (“Huize Shidai”)	April 28, 2012	PRC	100%	Technology development and internet information consulting service
Hefei Huize Internet Technology Co., Ltd. (“Hefei Huize”)	August 5, 2015	PRC	100%	Technology development and internet information consulting service
Shenzhen Zhixuan Wealth Investment Management Co., Ltd. (“Zhixuan Investment”)	April 20, 2016	PRC	100%	Management consulting, investment consulting and financial consulting
Huize (Chengdu) Internet Technology Co., Ltd. (“Chengdu Huize”)	May 11, 2018	PRC	100%	Technology development consulting service
Shenzhen Huibang Technology Co., Ltd	August 13, 2020	PRC	100%	Technology development consulting service
Shenzhen Xiaoma Insurance Adjustment Co. Ltd	July 2, 2021	PRC	100%	Insurance claims adjustment service

Principal Subsidiaries	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Shanghai Huiju Haoshi Information Technology Co., Ltd	October 12, 2021	PRC	80%	Internet information consulting service
Huize Yiyao (Chengdu) Internet Hospital Co., Ltd.	October 27, 2021	PRC	100%	Medical and health consulting service
Shenzhen Detong Insurance Agency Co., Ltd. (“Shenzhen Detong”, formerly known as Shanghai Senhao Insurance Agency Co., Ltd)	March 12, 2022	PRC	100%	Insurance agency service
Shenzhen Huize Business Management Co., Ltd.	July 5, 2022	PRC	100%	Business management and catering service